ORGANIZATION AND OPERATIONS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Working capital	$ 5,984,546		$ 5,984,546		$ 2,109,676	$ 6,933,647
Net loss	1,677,628	$ 1,520,434	2,991,573	$ 2,204,579	1,031,824	6,250,401
Accumulated deficit	$ 10,273,798		10,273,798		1,031,824	7,282,225
Cash flows from operations			$ 3,409,204	$ 1,469,139	$ 621,501	$ 3,867,573